3. PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 32,812	$ 925,451
Accumulated depreciation	32,140	31,460
Net book value	672	893,991
Computer & Office Equipment
Cost	13,751	13,751
Accumulated depreciation	13,079	12,399
Net book value	$ 672	$ 1,352
Estimated useful life	3 years	3 years
Software
Cost	$ 19,061	$ 19,061
Accumulated depreciation	19,061	19,061
Net book value	$ 0	$ 0
Estimated useful life	5 years	5 years
Construction in Process
Cost		$ 892,639
Accumulated depreciation		0
Net book value		$ 892,639